Fees Summary	Feb. 03, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 702,000.00
Previously Paid Amount	0.00
Total Fee Amount	96.95
Total Offset Amount	0.00
Net Fee	96.95
Narrative - Max Aggregate Offering Price	$ 702,000.00
Final Prospectus	true